SHARE CAPITAL - Disclosure of detailed information about assumptions used in valuing stock options granted (Details) - Year	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	4.48%	3.45%
Expected life of options (in years)	4.1	3.9
Annualized volatility	79.00%	89.00%
Forfeiture rate	0.90%	0.60%
Dividend rate	0.00%	0.00%